Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.0%)
U.S. Stock Fund (35.9%)
Vanguard Total Stock Market Index Fund Investor Shares	79,206,259	6,379,272

International Stock Fund (23.7%)
Vanguard Total International Stock Index Fund Investor Shares	256,234,590	4,225,308

U.S. Bond Fund (27.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	420,961,481	4,921,040

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	179,798,713	2,091,059
Total Investment Companies (Cost $11,557,673)		17,616,679
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund, 0.194% (Cost $303,006)	3,030,059	303,006

Total Investments (100.7%) (Cost $11,860,679)		17,919,685
Other Assets and Liabilities -Net (-0.7%)		(131,028)
Net Assets (100%)		17,788,657
Cost rounded to $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	692	96,934	376
E-mini S&P 500 Index	September 2020	432	70,492	5,152
				5,528

LifeStrategy Moderate Growth Fund

A. Security Valuation: Investments are valued at the net asset value of each underlyi ng Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance a nd requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds		Change in			July 31,
	2019		from	Realized	Unrealized		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	App.		Distributions	Market
	Value	at Cost	Sold	(Loss)	(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	5,262	NA [1]	NA [1]	(6)	—	194	—	303,006
Vanguard Total Bond
Market II Index Fund	4,794,796	1,283,378	1,420,944	42,955	220,855	86,096	—	4,921,040
Vanguard Total
International Bond
Index Fund	2,040,017	456,204	397,328	11,297	(19,131)	59,640	—	2,091,059
Vanguard Total
International Stock
Index Fund	4,184,588	574,376	425,070	(21,241)	(87,345)	76,709	—	4,225,308
Vanguard Total Stock
Market Index Fund	6,257,515	894,272	1,225,891	104,672	348,704	83,846	—	6,379,272

Total
	17,282,178	3,208,230	3,469,233	137,677	463,083	306,485	— 17,919,685
1 Not applicable —purchases and sales are for temporary cash investment purposes.

LifeStrategy Moderate Growth Fund